Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Dec. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2024